Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Contributed Surplus [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2020	$ 37,175	$ 2,618	$ 145	$ (22,371)	$ 17,567
Balance, beginning of year (in shares) at Dec. 31, 2020	28,650,754
IfrsStatementLineItems [Line Items]
Issuance of shares – private placement	$ 17,563				17,563
Issuance of shares - private placement, Shares	4,114,242
Issuance of shares – warrants exercised	$ 6,269	(141)			6,128
Issuance of shares - warrants exercised, Shares	1,924,721
Issuance of shares – options exercised	$ 615	(199)			416
Issuance of shares - options exercised, Shares	256,662
Issuance of options		1,333			1,333
Share issuance costs	(3,567)				(3,567)
Warrants		1,071			1,071
Stock-based compensation		1,353			1,353
Other comprehensive loss			(296)		(296)
Net loss				(7,323)	(7,323)
Ending balance, value at Dec. 31, 2021	$ 58,055	6,035	(151)	(29,694)	34,245
Balance, end of year (in shares) at Dec. 31, 2021	34,946,379
IfrsStatementLineItems [Line Items]
Issuance of shares – private placement	$ 18,449				18,449
Issuance of shares - private placement, Shares	9,562,999
Issuance of shares – RSU vested	$ 900	(900)
Issuance of shares - RSU vested, Shares	166,000
Issuance of shares – warrants exercised					6,244
Issuance of shares - warrants exercised, Shares	5,118,554
Issuance of shares – options exercised	$ 98	(23)			75
Issuance of shares - options exercised, Shares	66,661
Share issuance costs	$ (1,519)	152			(1,367)
Warrants		444			444
Stock-based compensation		1,380			1,380
Other comprehensive loss			1,554		1,554
Net loss				(17,948)	(17,948)
Ending balance, value at Dec. 31, 2022	$ 75,983	$ 7,088	$ 1,403	$ (47,642)	$ 36,832
Balance, end of year (in shares) at Dec. 31, 2022	44,742,039